Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Dec. 31, 2010
Document Document and Entity Information [Abstract]
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PG
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		2,747,768,202
Entity Public Float			$ 181